Securities - Summary of Securities Maturity Schedule (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 349,671	$ 307,218
Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	111,027	85,412
Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	47,085	40,012
Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,462	9,068
Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,538	6,524
Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,732	17,467
Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,324	5,047
Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,946	1,784
Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	83	122
Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20,106	13,358
Trading securities [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,631	3,343
Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,475	10,015
Trading securities [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,811	32,010
Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,752	31,942
Trading securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	59	68
Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	25	32
Securities designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,618	4,032
Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,397	2,119
Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	454	718
Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	127
Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	771	688
Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	45	713
Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,221	1,913
Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,609	1,188
Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	612	725
Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	127,855
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	94,733
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,507
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	45,766
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20,096
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,731
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,633
Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	30,948
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	21,969
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	472
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,507
Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,174
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,804
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	370
Financial Assets Available-for-sale, Category [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		146,411
Financial Assets Available-for-sale, Category [Member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		102,361
Financial Assets Available-for-sale, Category [Member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		7,922
Financial Assets Available-for-sale, Category [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		48,280
Financial Assets Available-for-sale, Category [Member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		21,122
Financial Assets Available-for-sale, Category [Member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		16,225
Financial Assets Available-for-sale, Category [Member] | Government and government-related securities [member] | Mortgage Backed Securiy [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		8,812
Financial Assets Available-for-sale, Category [Member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		2,287
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		1,922
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		365
Financial Assets Available-for-sale, Category [Member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		41,486
Financial Assets Available-for-sale, Category [Member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		29,981
Financial Assets Available-for-sale, Category [Member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		1,715
Financial Assets Available-for-sale, Category [Member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		9,790
Financial Assets Available-for-sale, Category [Member] | Debt securities reclassified from trading [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		277
Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	107,171
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	60,535
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	782
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	29,148
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	25,683
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,922
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	46,636
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,060
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	23,709
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,867
Held-to-maturity investments, category [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		71,363
Held-to-maturity investments, category [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		45,623
Held-to-maturity investments, category [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		22,531
Held-to-maturity investments, category [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		22,431
Held-to-maturity investments, category [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		661
Held-to-maturity investments, category [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		25,740
Held-to-maturity investments, category [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		6,175
Held-to-maturity investments, category [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		8,837
Held-to-maturity investments, category [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities		$ 10,728
Within 1 year [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	47,450
Within 1 year [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,998
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,284
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,788
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,223
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,641
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,278
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	348
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6
Within 1 year [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,714
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	829
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,885
Within 1 year [member] | Securities designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	993
Within 1 year [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	742
Within 1 year [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	63
Within 1 year [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	649
Within 1 year [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	30
Within 1 year [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	251
Within 1 year [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13
Within 1 year [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	238
Within 1 year [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,338
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,031
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	676
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,406
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,991
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,504
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	454
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,307
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,307
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,121
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,940
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,606
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,960
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,364
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,181
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,849
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	332
One to Three Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	74,853
One to Three Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,545
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,330
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,526
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,040
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,081
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	659
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,017
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7
One to Three Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,213
One to Three Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,704
One to Three Year [Member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,509
One to Three Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
One to Three Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	820
One to Three Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	207
One to Three Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	127
One to Three Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	80
One to Three Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	613
One to Three Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	376
One to Three Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	237
One to Three Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	40,548
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33,286
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,561
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,277
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,138
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,614
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,696
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,262
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,740
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,522
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,940
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,762
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,837
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,529
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	396
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,178
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,391
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,787
Three to Five Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	73,087
Three to Five Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,798
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,612
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,127
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,166
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,948
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	779
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	581
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11
Three to Five Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,177
Three to Five Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,324
Three to Five Year [Member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,853
Three to Five Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9
Three to Five Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,020
Three to Five Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	113
Three to Five Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	71
Three to Five Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	42
Three to Five Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	907
Three to Five Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	770
Three to Five Year [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	137
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	37,086
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	26,015
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,376
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,638
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,643
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,875
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,483
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,071
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,213
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,858
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	23,183
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,042
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	176
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,211
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,519
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,136
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,141
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,403
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,738
Five To Ten Years [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	47,448
Five To Ten Years [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,244
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,207
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,901
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,540
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,274
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	433
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	59
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,023
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,053
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,970
Five To Ten Years [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14
Five To Ten Years [Member] | Securities designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	666
Five To Ten Years [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	216
Five To Ten Years [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	216
Five To Ten Years [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	450
Five To Ten Years [Member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	450
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,387
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,610
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,691
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,305
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	324
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	290
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,777
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,981
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,796
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,151
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,641
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	596
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,053
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,675
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	317
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,510
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	414
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,096
Over 10 years [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	60,848
Over 10 years [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,631
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,652
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,120
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,569
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,788
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	175
Over 10 years [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	979
Over 10 years [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	721
Over 10 years [member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	258
Over 10 years [member] | Securities designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	119
Over 10 years [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	119
Over 10 years [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	104
Over 10 years [member] | Securities designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15
Over 10 years [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,322
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,791
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	203
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,140
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	448
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,531
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,035
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	472
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	31,776
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,150
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,441
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,709
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24,626
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset Backed Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,756
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,867
With no Specific Maturity [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	45,985
With no Specific Maturity [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,811
With no Specific Maturity [Member] | Trading securities [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,811
With no Specific Maturity [Member] | Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,752
With no Specific Maturity [Member] | Trading securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	59
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,174
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,174
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,804
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 370